UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-6692

Name of Fund:  MuniYield California Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, MuniYield California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments


MuniYield California Insured Fund, Inc.


Schedule of Investments as of July 31, 2005                                                                        (in Thousands)
                           Face
                         Amount    Municipal Bonds                                                                       Value
California - 131.0%   $   7,000    ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's
                                   Hospital Medical Center), 6% due 12/01/2029 (a)                                    $     7,756

                          2,350    Alameda, California, GO, 5% due 8/01/2033 (g)                                            2,479

                          3,580    Anaheim, California, Public Financing Authority, Electric System Distribution
                                   Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (e)                                3,728

                          2,400    Anaheim, California, Union High School District, GO (Election of 2002), 5% due
                                   8/01/2027 (g)                                                                            2,526

                          5,630    Antelope Valley, California, Community College District, GO (Election of 2004),
                                   Series A, 5% due 8/01/2029 (g)                                                           5,971

                          3,675    Bakersfield, California, COP, Refunding (Convention Center Expansion Project),
                                   5.80% due 4/01/2017 (g)                                                                  3,878

                            255    Bay Area Government Association, California, Tax Allocation Revenue Refunding
                                   Bonds (California Redevelopment Agency Pool), Series A, 6% due 12/15/2024 (e)              260

                          3,990    Brentwood, California, Infrastructure Refinancing Authority, Infrastructure
                                   Revenue Refunding Bonds, Series A, 5.20% due 9/02/2029 (e)                               4,220

                                   California Community College Financing Authority, Lease Revenue Bonds,
                                   Series A (g):
                          3,215        5.95% due 12/01/2022                                                                 3,607
                          1,100        6% due 12/01/2029                                                                    1,231

                                   California Educational Facilities Authority Revenue Bonds, Series A:
                         28,000        (Pepperdine University), 5.50% due 8/01/2032 (g)                                    30,604
                          5,000        (University of San Diego), 5.50% due 10/01/2032                                      5,342

                         14,655    California Educational Facilities Authority, Student Loan Revenue Bonds
                                   (Caledge Loan Program), AMT, 5.55% due 4/01/2028 (a)                                    15,404

                                   California HFA, Home Mortgage Revenue Bonds, VRDN, AMT (j):
                          3,500        Series B, 2.23% due 8/01/2033 (e)                                                    3,500
                          4,900        Series F, 2.22% due 2/01/2033 (a)                                                    4,900
                          1,470        Series R, 2.23% due 8/01/2032 (a)                                                    1,470

                          2,750    California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                   Series A, 5.50% due 6/01/2022 (e)(k)                                                     2,925

                                   California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds
                                   (Mortgage-Backed Securities Program), AMT (f):
                            680        Series A, 6.35% due 12/01/2029 (c)(d)                                                  696
                            110        Series A-1, 6.90% due 12/01/2024 (c)                                                   115
                            305        Series B, 6.25% due 12/01/2031 (d)                                                     308


Portfolio Abbreviations


To simplify the listings of MuniYield California Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list to the right.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HFA        Housing Finance Agency
RIB        Residual Interest Bonds
RITR       Residual Interest Trust Receipts
S/F        Single-Family
VRDN       Variable Rate Demand Notes



MuniYield California Insured Fund, Inc.


Schedule of Investments as of July 31, 2005 (concluded)                                                            (in Thousands)
                           Face
                         Amount    Municipal Bonds                                                                       Value
California            $  12,680    California State Department of Veteran Affairs, Home Purpose Revenue Refunding
(concluded)                        Bonds, Series A, 5.35% due 12/01/2027 (a)                                          $    13,357

                          7,500    California State Department of Water Resources, Power Supply Revenue Bonds,
                                   Series A, 5.75% due 5/01/2017                                                            8,327

                                   California State, GO:
                            860         6.25% due 10/01/2019 (g)(h)                                                           865
                          5,950         Various Purpose, 5.50% due 11/01/2033                                               6,492

                                   California State, GO, Refunding:
                          9,935        DRIVERS, AMT, Series 239, 8.744% due 12/01/2032 (a)(i)                               9,943
                          3,000        Series BX, 5.50% due 12/01/2031 (e)                                                  3,060

                          4,530    California State Public Works Board, Lease Revenue Bonds (Department of
                                   Corrections-Ten Administrative Segregation Housing Units), Series A, 5.25% due
                                   3/01/2020 (a)                                                                            4,841

                         16,675    California State Public Works Board, Lease Revenue Refunding Bonds (Department of
                                   Corrections), Series B, 5.625% due 11/01/2016 (g)                                       17,561

                          2,375    California State University and Colleges, Housing System Revenue Refunding Bonds,
                                   5.90% due 11/01/2005 (b)(h)                                                              2,440

                          1,000    California State University, Sacramento Foundation, Auxiliary Organization Revenue
                                   Bonds, Series A, 5.50% due 10/01/2037 (g)                                                1,105

                          4,100    California Statewide Communities Development Authority, COP (Kaiser Permanente),
                                   5.30% due 12/01/2015 (e)(k)                                                              4,277

                          3,685    California Statewide Communities Development Authority, Health Facility Revenue
                                   Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                            4,096

                          8,155    Calleguas-Las Virgenes, California, Public Financing Authority Revenue Bonds
                                   (Calleguas Municipal Water District Project), Series A, 5% due 7/01/2033 (g)             8,540

                          6,000    Capistrano, California, Unified School District, Community Facility District,
                                   Special Tax Refunding Bonds, 5% due 9/01/2029 (b)                                        6,376

                                   Ceres, California, Redevelopment Agency, Tax Allocation Bonds (Ceres Redevelopment
                                   Project Area Number 1) (g):
                          4,600        5.75% due 11/01/2030                                                                 5,150
                          4,000        5% due 11/01/2033                                                                    4,222

                          6,000    Chaffey, California, Union High School District, GO, Series C, 5.375% due
                                   5/01/2023 (e)                                                                            6,646

                          5,910    Chula Vista, California, Elementary School District, COP, 5% due 9/01/2029 (g)           6,200

                          2,540    Coalinga, California, Redevelopment Agency Tax Allocation Bonds, 5.90% due
                                   9/15/2025 (g)                                                                            2,869

                          2,000    Compton, California, Unified School District, GO (Election of 2002), Series B,
                                   5% due 6/01/2029 (g)                                                                     2,112

                          4,135    Contra Costa, California, Water District, Water Revenue Refunding Bonds, Series L,
                                   5% due 10/01/2032 (e)                                                                    4,323

                         12,180    Contra Costa County, California, COP, Refunding (Merrithew Memorial Hospital
                                   Project), 5.375% due 11/01/2017 (g)                                                     13,012

                          8,500    Corona, California, COP (Clearwater Cogeneration Project), 5% due 9/01/2028 (g)          8,867

                          2,000    Corona, California, Community Development Agency, Tax Allocation Bonds (Coronado
                                   Community Development Project), 5.60% due 9/01/2030 (g)                                  2,203

                          6,000    East Bay, California, Municipal Utility District, Water System Revenue Bonds,
                                   Sub-Series A, 5% due 6/01/2027 (g)                                                       6,388

                          1,500    El Monte, California, City School District, GO, Refunding, Series A, 6.25% due
                                   5/01/2010 (e)(h)                                                                         1,701

                                   El Monte, California, School District, GO, Series B (b):
                          3,025        5.375% due 5/01/2022                                                                 3,351
                          2,525        5.375% due 5/01/2027                                                                 2,759

                         10,755    Fremont, California, Unified School District, Alameda County, GO, Series A, 5.50%
                                   due 8/01/2026 (b)                                                                       11,968

                          4,295    Fresno, California, Joint Powers Financing Authority, Lease Revenue Bonds, Series
                                   A, 5.75% due 6/01/2026 (e)                                                               4,794

                                   Hesperia, California, Community Redevelopment Agency, Tax Allocation Bonds,
                                   Series A (m):
                          5,000        5% due 9/01/2025                                                                     5,271
                          3,840        5% due 9/01/2035                                                                     4,007

                          1,000    Huntington Beach, California, Union High School District, GO (Election of 2004),
                                   5% due 8/01/2029 (e)                                                                     1,057

                          4,390    Glendale, California, Electric Revenue Bonds, 5% due 2/01/2032 (g)                       4,591

                          2,500    La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series A,
                                   5.25% due 9/01/2024 (a)                                                                  2,720

                          3,800    Las Lomitas, California, School District, GO (Election of 2001), 5.50% due
                                   7/01/2022 (e)                                                                            4,264

                          3,050    Little Lake, California, City School District, GO, Refunding, 5.50% due
                                   7/01/2025 (e)                                                                            3,432

                         10,260    Lodi, California, Unified School District, GO (Election of 2002), 5% due
                                   8/01/2029 (e)                                                                           10,792

                          7,575    Long Beach, California, Harbor Revenue Bonds, RIB, AMT, Series 786-X, 8.15%
                                   due 5/15/2024 (i)                                                                        8,369

                         10,000    Los Angeles, California, Community Redevelopment Agency, Community Redevelopment
                                   Financing Authority Revenue Bonds (Bunker Hill Project), Series A, 5% due
                                   12/01/2027 (e)                                                                          10,510

                                   Los Angeles, California, Department of Airports, Airport Revenue Bonds, AMT (b):
                            290        (Los Angeles International Airport), Series D, 5.625% due 5/15/2012                    294
                          2,500        (Ontario International Airport), Series A, 6% due 5/15/2017                          2,579

                                   Los Angeles, California, Harbor Department Revenue Bonds, AMT (g)(i):
                          7,365        RIB, Series 349, 9.85% due 11/01/2026                                                8,058
                          7,000        Trust Receipts, Class R, Series 7, 9.793% due 11/01/2026                             7,659

                          7,000    Los Angeles, California, Unified School District, GO, Series E, 5% due
                                   7/01/2030 (a)                                                                            7,427

                          3,165    Los Angeles, California, Water and Power Revenue Refunding Bonds (Power System),
                                   Series A-A-2, 5.375% due 7/01/2021 (g)                                                   3,424

                                   Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax
                                   Revenue Refunding Bonds:
                          6,500        Proposition A, First Tier Senior-Series A, 5% due 7/01/2035 (a)                      6,886
                          2,000        Proposition C, Second Tier Senior-Series A, 5.25% due 7/01/2030 (b)                  2,144

                          5,830    Los Gatos, California, Joint Union High School District, GO (Election of 1998),
                                   Series C, 5.375% due 6/01/2012 (e)(h)                                                    6,552

                          3,000    Los Rios, California, Community College District, GO (Election of 2002), Series B,
                                   5% due 8/01/2027 (g)                                                                     3,169

                                   Metropolitan Water District of Southern California, Waterworks Revenue Bonds:
                          5,370        Series B-1, 5% due 10/01/2033 (b)                                                    5,642
                          1,090        Series B-3, 5% due 10/01/2029 (g)                                                    1,153

                          4,245    Nevada County, California, COP, Refunding, 5.25% due 10/01/2019 (g)                      4,595

                          2,000    New Haven, California, Unified School District, GO, Refunding, 5.75% due
                                   8/01/2020 (e)                                                                            2,248

                          2,000    Oakland, California, State Building Authority, Lease Revenue Bonds (Elihu M.
                                   Harris State Office Building), Series A, 5.50% due 4/01/2014 (a)                         2,142

                          1,245    Orange County, California, Airport Revenue Refunding Bonds, AMT, 5.625% due
                                   7/01/2012 (g)                                                                            1,323

                          6,360    Orange County, California, Public Financing Authority, Lease Revenue Refunding
                                   Bonds (Juvenile Justice Center Facility), 5.375% due 6/01/2018 (a)                       7,031

                         16,920    Orange County, California, Recovery COP, Refunding, Series A, 6% due 7/01/2026 (g)      17,696

                         10,000    Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood Trunk
                                   Sewer and Headworks Projects), Series A, 5.25% due 6/01/2034 (b)                        10,814

                          9,645    Oxnard, California, Unified High School District, GO, Refunding, Series A, 6.20%
                                   due 8/01/2030 (g)                                                                       11,382

                          1,275    Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                   (Convention Center Project), Series A, 5.50% due 11/01/2035 (g)                          1,424

                          4,640    Palmdale, California, Water District Public Facility Corporation, COP, 5% due
                                   10/01/2029 (b)                                                                           4,869

                         10,000    Port of Oakland, California, RITR, AMT, Class R, Series 5, 8.828% due
                                   11/01/2012 (b)(i)                                                                       11,668

                          7,500    Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2029 (b)      8,069

                         19,035    Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375% due
                                   11/01/2027 (b)                                                                          20,358

                                   Rio Hondo, California, Community College District, GO, Series A (g):
                          3,000        5% due 8/01/2026                                                                     3,172
                          3,500        5.25% due 6/01/2029                                                                  3,798

                          3,000    Riverside, California, COP, 5% due 9/01/2028 (a)                                         3,134

                          6,000    Riverside, California, Unified School District, GO (Election of 2001), Series A,
                                   5.25% due 2/01/2023 (b)                                                                  6,531

                          4,500    Riverside County, California, Asset Leasing Corporation, Leasehold Revenue Refunding
                                   Bonds (Riverside County Hospital Project), Series B, 5.70% due 6/01/2016 (g)             5,082

                          2,565    Saddleback Valley, California, Unified School District, GO, 5% due 8/01/2029 (e)         2,712

                                   San Benito, California, Health Care District, GO (m):
                          3,445        5% due 7/01/2029                                                                     3,615
                          4,070        5% due 7/01/2031                                                                     4,261

                          5,000    San Bernardino, California, City Unified School District, GO, Series A, 5% due
                                   8/01/2028 (e)                                                                            5,278

                            730    San Bernardino County, California, S/F Home Mortgage Revenue Refunding Bonds, AMT,
                                   Series A-1, 6.25% due 12/01/2031 (d)(f)                                                    736

                                   San Diego County, California, COP (Salk Institute for Bio Studies) (g):
                          3,570        5.75% due 7/01/2022                                                                  3,968
                          5,200        5.75% due 7/01/2031                                                                  5,797

                          7,350    San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A,
                                   5% due 5/01/2030 (e)                                                                     7,774

                          3,000    San Francisco, California, City and County Airport Commission, International
                                   Airport Revenue Bonds, Second Series, Issue 12-B, 5.625% due 5/01/2021 (b)               3,089

                                   San Francisco, California, City and County Airport Commission, International Airport
                                   Revenue Refunding Bonds, Second Series 28B (g):
                          3,000        5.25% due 5/01/2023                                                                  3,242
                          6,455        5.25% due 5/01/2024                                                                  6,969

                                   San Francisco, California, City and County Airport Commission, International Airport,
                                   Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT, Series A (e):
                          1,000        6.10% due 1/01/2020                                                                  1,078
                            985        6.125% due 1/01/2027                                                                 1,062

                                   San Francisco, California, Community College District, GO, Refunding, Series A (b):
                          1,735        5.375% due 6/15/2019                                                                 1,908
                          1,730        5.375% due 6/15/2020                                                                 1,889
                          1,925        5.375% due 6/15/2021                                                                 2,102

                          4,135    San Jose, California, Airport Revenue Bonds, Series D, 5% due 3/01/2028 (g)              4,329

                          3,650    San Jose, California, Redevelopment Agency, Tax Allocation Bonds, RIB, AMT, Series
                                   149, 9.05% due 8/01/2027 (g)(i)                                                          4,142

                          1,000    San Jose, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Merged
                                   Area Redevelopment Project), Series A, 5% due 8/01/2024 (b)                              1,065

                          4,250    San Juan, California, Unified School District, GO (Election of 2002), 5% due
                                   8/01/2028 (g)                                                                            4,470

                          1,700    San Mateo County, California, Community College District, COP, 5% due 10/01/2029 (g)     1,784

                          2,595    Santa Clara, California, Redevelopment Agency, Tax Allocation Bonds (Bayshore
                                   North Project), Series A, 5.25% due 6/01/2019 (a)                                        2,793

                          5,500    Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5% due
                                   7/01/2028 (g)                                                                            5,782

                          1,100    Santa Clara Valley, California, Water District, Water Utility System Revenue,
                                   Series A, 5.125% due 6/01/2031 (b)                                                       1,164

                                   Santa Rosa, California, High School District, GO:
                          3,000        5.375% due 8/01/2026 (e)                                                             3,263
                          2,500        (Election of 2002), 5% due 8/01/2028 (g)                                             2,630

                          6,750    Shasta, California, Joint Powers Financing Authority, Lease Revenue Bonds (County
                                   Administration Building Project), Series A, 5% due 4/01/2033 (g)                         7,024

                          5,000    Southern California Public Power Authority, Power Project Revenue Bonds (Magnolia
                                   Power Project), Series A-1, 5% due 7/01/2033 (a)                                         5,243

                                   South Tahoe, California, Joint Powers Financing Authority, Revenue Refunding Bonds
                                   (South Tahoe Redevelopment Project Area No. 1), Series A:
                          1,645        5% due 10/01/2029 (e)                                                                1,726
                          5,830        5% due 10/01/2034 (e)                                                                6,105
                          5,455        5% due 10/01/2035 (a)                                                                5,731

                          1,055    Stockton, California, Public Financing Revenue Refunding Bonds, Series A, 5.875%
                                   due 9/02/2016 (e)                                                                        1,065

                          1,000    Sweetwater, California, Union High School District, Public Financing Authority,
                                   Special Tax Revenue Bonds, Series A, 5% due 9/01/2024 (e)                                1,056

                          1,500    Tehachapi, California, COP, Refunding (Installment Sale), 5.75% due 11/01/2016 (e)       1,692

                          6,000    Tracy, California, Community Development Agency, Tax Allocation Refunding Bonds,
                                   Series A, 5% due 3/01/2034 (a)                                                           6,242

                          3,000    Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A, 5%
                                   due 9/15/2033 (b)                                                                        3,151

                                   University of California Revenue Bonds:
                          8,720        (Multiple Purpose Projects), Series Q, 5% due 9/01/2024 (e)                          9,168
                          6,110        (Multiple Purpose Projects), Series Q, 5% due 9/01/2033 (e)                          6,397
                          4,790        Series O, 5.125% due 9/01/2031 (b)                                                   5,023

                          6,130    Vacaville, California, Unified School District, GO (Election of 2001), 5.25% due
                                   8/01/2012 (e)(h)                                                                         6,854

                          3,395    Ventura County, California, Community College District, GO, Refunding, Series A,
                                   5% due 8/01/2027 (g)                                                                     3,569

                          2,550    Vista, California, Unified School District, GO, Series B, 5% due 8/01/2028 (b)           2,682

                          2,185    Walnut, California, Public Financing Authority, Tax Allocation Revenue Bonds (Walnut
                                   Improvement Project), 5.375% due 9/01/2021 (a)                                           2,381

                          6,690    West Contra Costa, California, Unified School District, GO (Election of 2002),
                                   Series B, 5% due 8/01/2032 (e)                                                           6,989

                          1,700    Whittier, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake
                                   Redevelopment), Series A, 5% due 11/01/2035 (m)                                          1,772


Puerto Rico - 10.0%                Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax and Capital
                                   Appreciation Revenue Bonds, Series A:
                         20,000        4.56%* due 7/01/2029 (a)                                                             6,713
                          3,300        4.67%* due 7/01/2037 (a)                                                               741
                          5,500        4.77%* due 7/01/2043 (a)                                                               907
                          4,700        4.77%* due 7/01/2045 (b)                                                               703

                          8,410    Puerto Rico Commonwealth, Public Improvement, GO, 5.75% due 7/01/2010 (g)                9,335

                          1,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due
                                   7/01/2029                                                                                1,058

                         10,000    Puerto Rico Municipal Finance Agency, GO, RIB, Series 225, 8.89% due
                                   8/01/2012 (e)(i)                                                                        12,045

                         20,000    Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                   Series E, 5.75% due 2/01/2007 (h)                                                       20,828

                                   Total Municipal Bonds (Cost - $698,631) - 141.0%                                       737,203

                         Shares
                           Held    Short-Term Securities
                            900    CMA California Municipal Money Fund (l)                                                    900

                                   Total Short-Term Securities (Cost - $900) - 0.2%                                           900

                                   Total Investments (Cost - $699,531**) - 141.2%                                         738,103
                                   Other Assets Less Liabilities - 2.8%                                                    14,558
                                   Preferred Stock, at Redemption Value - (44.0%)                                       (230,030)
                                                                                                                      -----------
                                   Net Assets Applicable to Common Stock - 100.0%                                     $   522,631
                                                                                                                      ===========


  * Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

 ** The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

                                                             (in Thousands)

    Aggregate cost                                          $       699,531
                                                            ===============
    Gross unrealized appreciation                           $        38,991
    Gross unrealized depreciation                                     (419)
                                                            ---------------
    Net unrealized appreciation                             $        38,572
                                                            ===============

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHLMC Collateralized.

(d) FNMA Collateralized.

(e) FSA Insured.

(f) GNMA Collateralized.

(g) MBIA Insured.

(h) Prerefunded.

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(k) Escrowed to maturity.

(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section
    2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                              (in Thousands)

                                                  Net              Dividend
    Affiliate                                   Activity            Income

    CMA California Municipal
       Money Fund                                 867                 $9

(m) XL Capital Insured.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield California Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield California Insured Fund, Inc.


Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield California Insured Fund, Inc.


Date: September 23, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer
       MuniYield California Insured Fund, Inc.


Date: September 23, 2005